Other Income (Expense), Net	12 Months Ended
Dec. 29, 2012
Other Nonoperating Income (Expense) [Abstract]
Other Income (Expense), Net
OTHER INCOME (EXPENSE), NET
The Company’s other income (expense) consisted of the following (in millions):

	2012	2011	2010
Interest income	$5	$4	$2
Interest expense	(73)	(70)	(67)
Other	(27)	(30)	(3)
Total other income (expense), net	$(95)	$(96)	$(68)

During 2011, legislation became effective in Puerto Rico that levied an excise tax for most purchases from Puerto Rico. The Company recognized $31 million and $28 million of excise tax expense during 2012 and 2011 for purchases made from its Puerto Rico subsidiary. This tax is almost entirely offset by the foreign tax credits which are recognized as a benefit to income tax expense.

The Company classifies realized gains or losses from the sale of investments and investment impairment charges as other income (expense). The Company recognized $14 million and $5 million of realized gains in other income during 2012 and 2010, respectively associated with the sale of available-for-sale securities. Additionally, during 2010, the Company recognized investment impairment charges of $5 million in other expense.